UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 29, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Koch Industries, Inc
Address:  4111 E. 37th Street
          North Wichita, Kansas 67220

13 File Number: 28-10337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Dinkel
Title:  Controller
Phone:  316-828-6486

Signature, Place and Date of Signing:

      /s/ Richard Dinkel   Wichita, Kansas February 12, 2007

The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities, exercises investment discretion with respect to such securities or is a member of any group with respect to such securities.

Report Type (Check only one.):
[  ]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[ X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-10645               Koch Quantitative Trading, LP

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

CONFIDENTIAL TREATMENT REQUESTED: the information for which Koch Industries, Inc. is requesting confidential treatment has been omitted and filed separately with the Commission.

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    3

Form 13F Information Table Value Total:    4662


List of Other Included Managers:	NONE

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CF INDS HLDGS INC              COMMON STOCK     125269100     3205   125000 SH       DEFINED              125000        0        0
D MARTEK BIOSCIENCES CORP        COMMON STOCK     572901106      584    25000 SH       DEFINED               25000        0        0
D NETWORK EQUIP TECHNO LOGIES CO COMMON STOCK     641208103      873   150000 SH       DEFINED              150000        0        0
S REPORT SUMMARY                  3 DATA RECORDS                4662        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED